Prepayments and Other Current Assets, Net	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Prepayment for operating expenses	3,693,799	4,964,291	632,402
Deferred IPO costs	5,137,874	5,558,741	708,129
Others	807,895	159,524	20,321
Total	9,639,568	10,682,556	1,360,852